OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008

May 5, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Rochester Fund Municipals (the “Registrant”)
  Reg. No. 33-03692; File No. 811-3614
  EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 30, 2009.

   Sincerely,

/s/ Taylor V. Edwards

   ---------------------------------------

Taylor V. Edwards

                                                                           Vice President & Associate Counsel

212.323.0310

tedwards@oppenheimerfunds.com

cc:      Kramer Levin Naftalis & Frankel LLP

          Gloria LaFond
          Nancy S. Vann